Immaterial Corrections of Prior Period Financial Statements - Statement of Comprehensive Loss (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net loss	$ (39,273)		$ (6,847)		$ (68,364)	$ (13,450)	$ (256,725)	$ (111,581)	$ (96,829)
Foreign currency translation adjustments	(9,012)	$ 1,209	(40)	$ (693)	(7,803)	(733)	(1,385)	3,158	407
Comprehensive loss	(48,285)		(6,907)		(76,167)	(14,203)	(258,110)	(108,423)	(96,422)
Comprehensive loss attributable to non-controlling interest	$ 3,385		158		$ 3,681	591	$ 2,020	9,238	$ (844)
Comprehensive loss attributable to Ideanomics, Inc. shareholders								(99,369)
Previously Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net loss			(7,465)			(14,042)		(106,043)
Foreign currency translation adjustments			(41)			(901)		3,208
Comprehensive loss			(7,526)			(14,963)		(102,835)
Comprehensive loss attributable to non-controlling interest			210			763		6,539
Comprehensive loss attributable to Ideanomics, Inc. shareholders								(96,480)
Adjustments
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net loss			618			592		(5,538)
Foreign currency translation adjustments			1			168		(50)
Comprehensive loss			619			760		(5,588)
Comprehensive loss attributable to non-controlling interest			$ (52)			$ (172)		2,699
Comprehensive loss attributable to Ideanomics, Inc. shareholders								$ (2,889)